Segment Information - Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									121,494	118,191	119,696
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									10,942	9,019	5,663
Operating results from divested businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									0	368	2,115
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ (1,573)	$ (1,544)	$ (1,494)